Other Receivables (Details) - Schedule of Other Receivables Current - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Receivables Current [Abstract]
Taxes	$ 622,614	$ 952,953
Others	387,925	377,224
Total Other receivables - Current	$ 1,010,539	$ 1,330,177